Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our named executive officers (“NEOs”) for the fiscal years ended on December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020.

									Value of Initial Fixed $100
									Investment Based On:
							Average	Average
							Summary	Compensation
	Summary	Compensation	Summary	Compensation	Summary	Compensation	Compensation	Actually		Peer Group
	Compensation	Actually	Compensation	Actually	Compensation	Actually	Table Total	Paid to	Total	Total
	Table Total	Paid to	Table Total	Paid to	Table Total	Paid to	for Non-PEO	Non-PEO	Shareholder	Shareholder	Net
Year	for PEO 1(1)	PEO 1(4)	for PEO 2(2)	PEO 2(4)	for PEO 3(3)	PEO 3(4)	NEOs(5)	NEOs(4)(5)	Return(6)(8)	Return(6)(8)	Income(7)(8)
2024	$8,385,769	$(6,838,480)	N/A	N/A	N/A	N/A	$3,172,771	$(1,074,100)	$282.31	$159.70	$839
2023	$12,463,145	$16,096,619	N/A	N/A	N/A	N/A	$5,210,663	$5,555,798	$357.46	$160.83	$784
2022	$9,625,418	$9,339,010	$1,004,156	$950,457	$11,445,908	$11,443,023	$3,602,958	$4,421,346	$275.15	$154.88	$1,248
2021	N/A	N/A	N/A	N/A	$2,938,020	$9,723,776	$2,474,804	$3,977,856	$214.79	$106.29	$179
2020	N/A	N/A	N/A	N/A	$2,274,165	$1,297,858	$1,130,031	$910,473	$82.82	$63.42	$104
(1)	Mr. Doyle was a Principal Executive Officer of the Company (“PEO”) in fiscal years 2024, 2023, and 2022. Mr. Doyle joined the Company as its President and Chief Executive Officer on May 2, 2022.
(2)	Ben Dell was a PEO only in fiscal year 2022. Mr. Dell served as Interim Chief Executive Officer from January 31, 2022 until May 2, 2022. During his service as Interim Chief Executive Officer at the Company, he did not receive any compensation directly from the Company for his service as Interim Chief Executive Officer or participate in any of the Company’s employee benefits plans. Mr. Dell only received compensation directly from the Company for his services as a director of the Company. In addition, Mr. Dell was allowed private aircraft usage during the period he served as Interim Chief Executive Officer, and the amounts for such private aircraft usage were paid by the Company.
(3)	Mr. Greager was a PEO in fiscal years 2022, 2021, and 2020. Mr. Greager’s employment with the Company terminated effective January 31, 2022.
(4)	The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The “compensation actually paid” reflects the adjustments set forth in the table below made to the total compensation amounts reported in the Summary Compensation Table for the applicable year, computed in accordance with Item 402(v) of Regulation S-K. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the NEOs are not entitled to receive dividends with respect to unvested RSUs and PSUs and are only entitled to dividend equivalent rights that are payable in cash at the same time as the related RSUs and PSUs vest and are settled:

Fiscal		SCT	Stock Award Values from SCT	Year End Value of New Awards	Change in Value of Unvested Awards	Change in Value of Vested Awards	Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Prior Year End Value of Awards That Failed to Meet Vesting Criteria	Total Equity CAP (D) = (C1)+(C2)+	CAP
Year	Executives	(A)	(B)	(C1)	(C2)	(C3)	(C4)	(C5)	(C3)+(C4)+(C5)	(E)=(A)–(B)+(D)
2024	PEO 1—Mr. Doyle	$8,385,769	$6,933,919	$3,081,608	$(5,877,642)	$(5,494,297)	$0	$0	$(8,290,330)	$(6,838,480)
	Non-PEO NEOs	$3,172,771	$2,387,620	$1,061,123	$(1,922,182)	$(998,192)	$0	$0	$(1,859,250)	$(1,074,100)
(A)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(B)	The amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year represent the grant date fair value of equity awards granted in the applicable year.
(C)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(C1)  the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(C2)  the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(C3)  for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior year;

(C4)  for awards that are granted and vest in the same year, the fair value as of the vesting date;

(C5)  the fair value of awards as of the end of previous fiscal year that were granted in prior years and failed to meet vesting criteria in the current fiscal year.

(D)	Total Equity Adjustments from the addition (or subtraction, as applicable) of re-valued equity.
(E)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

In calculating the “compensation actually paid” amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(5)	The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2024, Marianella Foschi, Travis L. Counts, T. Hodge Walker, and Jeffrey S. Kelly; (ii) for fiscal year 2023, Marianella Foschi, T. Hodge Walker, Travis L. Counts, Jeffrey S. Kelly, and Matthew R. Owens; (iii) for fiscal year 2022, Matthew R. Owens, Travis L. Counts, Marianella Foschi, Sandra K. Garbiso, Dean Tinsley, and Cyrus D. Marter; (iv) for fiscal year 2021, Brant H. DeMuth, Marianella Foschi, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso; and (v) for fiscal year 2020, Brant H. DeMuth, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso.
(6)	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Standard and Poor’s 500 Oil & Gas Exploration & Production Index as disclosed in Part II—Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchasers of Equity Securities—Stock Performance Graph in our Annual Report pursuant to Item 201(e) of Regulation S-K.
(7)	Represents the amount of net income reflected in the Company’s audited financial statements for each applicable fiscal year (amounts presented in thousands).
(8)	As described below in “—Pay versus Performance Tabular List,” the only performance measure used by us to link “compensation actually paid” to our NEOs to company performance for fiscal year 2024 was absolute TSR, which is already required to be disclosed in the table. Accordingly, we have not included a separate Company-Selected Measure in the table.

Named Executive Officers, Footnote
(1)	Mr. Doyle was a Principal Executive Officer of the Company (“PEO”) in fiscal years 2024, 2023, and 2022. Mr. Doyle joined the Company as its President and Chief Executive Officer on May 2, 2022.
(2)	Ben Dell was a PEO only in fiscal year 2022. Mr. Dell served as Interim Chief Executive Officer from January 31, 2022 until May 2, 2022. During his service as Interim Chief Executive Officer at the Company, he did not receive any compensation directly from the Company for his service as Interim Chief Executive Officer or participate in any of the Company’s employee benefits plans. Mr. Dell only received compensation directly from the Company for his services as a director of the Company. In addition, Mr. Dell was allowed private aircraft usage during the period he served as Interim Chief Executive Officer, and the amounts for such private aircraft usage were paid by the Company.
(3)	Mr. Greager was a PEO in fiscal years 2022, 2021, and 2020. Mr. Greager’s employment with the Company terminated effective January 31, 2022.
(5)	The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2024, Marianella Foschi, Travis L. Counts, T. Hodge Walker, and Jeffrey S. Kelly; (ii) for fiscal year 2023, Marianella Foschi, T. Hodge Walker, Travis L. Counts, Jeffrey S. Kelly, and Matthew R. Owens; (iii) for fiscal year 2022, Matthew R. Owens, Travis L. Counts, Marianella Foschi, Sandra K. Garbiso, Dean Tinsley, and Cyrus D. Marter; (iv) for fiscal year 2021, Brant H. DeMuth, Marianella Foschi, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso; and (v) for fiscal year 2020, Brant H. DeMuth, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso.

Peer Group Issuers, Footnote
(6)	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Standard and Poor’s 500 Oil & Gas Exploration & Production Index as disclosed in Part II—Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchasers of Equity Securities—Stock Performance Graph in our Annual Report pursuant to Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(4)	The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The “compensation actually paid” reflects the adjustments set forth in the table below made to the total compensation amounts reported in the Summary Compensation Table for the applicable year, computed in accordance with Item 402(v) of Regulation S-K. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the NEOs are not entitled to receive dividends with respect to unvested RSUs and PSUs and are only entitled to dividend equivalent rights that are payable in cash at the same time as the related RSUs and PSUs vest and are settled:

Fiscal		SCT	Stock Award Values from SCT	Year End Value of New Awards	Change in Value of Unvested Awards	Change in Value of Vested Awards	Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Prior Year End Value of Awards That Failed to Meet Vesting Criteria	Total Equity CAP (D) = (C1)+(C2)+	CAP
Year	Executives	(A)	(B)	(C1)	(C2)	(C3)	(C4)	(C5)	(C3)+(C4)+(C5)	(E)=(A)–(B)+(D)
2024	PEO 1—Mr. Doyle	$8,385,769	$6,933,919	$3,081,608	$(5,877,642)	$(5,494,297)	$0	$0	$(8,290,330)	$(6,838,480)
	Non-PEO NEOs	$3,172,771	$2,387,620	$1,061,123	$(1,922,182)	$(998,192)	$0	$0	$(1,859,250)	$(1,074,100)
(A)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(B)	The amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year represent the grant date fair value of equity awards granted in the applicable year.
(C)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(C1)  the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(C2)  the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(C3)  for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior year;

(C4)  for awards that are granted and vest in the same year, the fair value as of the vesting date;

(C5)  the fair value of awards as of the end of previous fiscal year that were granted in prior years and failed to meet vesting criteria in the current fiscal year.

(D)	Total Equity Adjustments from the addition (or subtraction, as applicable) of re-valued equity.
(E)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

In calculating the “compensation actually paid” amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 3,172,771	$ 5,210,663	$ 3,602,958	$ 2,474,804	$ 1,130,031
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,074,100)	5,555,798	4,421,346	3,977,856	910,473
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The “compensation actually paid” reflects the adjustments set forth in the table below made to the total compensation amounts reported in the Summary Compensation Table for the applicable year, computed in accordance with Item 402(v) of Regulation S-K. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the NEOs are not entitled to receive dividends with respect to unvested RSUs and PSUs and are only entitled to dividend equivalent rights that are payable in cash at the same time as the related RSUs and PSUs vest and are settled:

Fiscal		SCT	Stock Award Values from SCT	Year End Value of New Awards	Change in Value of Unvested Awards	Change in Value of Vested Awards	Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Prior Year End Value of Awards That Failed to Meet Vesting Criteria	Total Equity CAP (D) = (C1)+(C2)+	CAP
Year	Executives	(A)	(B)	(C1)	(C2)	(C3)	(C4)	(C5)	(C3)+(C4)+(C5)	(E)=(A)–(B)+(D)
2024	PEO 1—Mr. Doyle	$8,385,769	$6,933,919	$3,081,608	$(5,877,642)	$(5,494,297)	$0	$0	$(8,290,330)	$(6,838,480)
	Non-PEO NEOs	$3,172,771	$2,387,620	$1,061,123	$(1,922,182)	$(998,192)	$0	$0	$(1,859,250)	$(1,074,100)
(A)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(B)	The amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year represent the grant date fair value of equity awards granted in the applicable year.
(C)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(C1)  the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(C2)  the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(C3)  for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior year;

(C4)  for awards that are granted and vest in the same year, the fair value as of the vesting date;

(C5)  the fair value of awards as of the end of previous fiscal year that were granted in prior years and failed to meet vesting criteria in the current fiscal year.

(D)	Total Equity Adjustments from the addition (or subtraction, as applicable) of re-valued equity.
(E)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

In calculating the “compensation actually paid” amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table

Pay versus Performance Tabular List

Our executive compensation program was simplified following the Extraction Merger to only provide base salary and long-term incentive as the direct pay elements (along with health and welfare benefits). Beginning in 2023, awards under the LTIP were restructured to be weighted (i) seventy percent in the form of PSUs tied to absolute TSR, and (ii) thirty percent in the form of time-based RSUs. See “Compensation Discussion and Analysis—Introduction—Features of Our Compensation Program in 2024” above for further information.

The following table lists our most important and only performance measure used by us to link “compensation actually paid” to our NEOs to company performance for fiscal year 2024.

Most Important Performance Measure
Absolute Total Shareholder Return

Total Shareholder Return Amount	$ 282.31	357.46	275.15	214.79	82.82
Peer Group Total Shareholder Return Amount	159.7	160.83	154.88	106.29	63.42
Net Income (Loss)	$ 839	784	1,248	179	104
PEO Name	Mr. Doyle
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total
Measure:: 2
Pay vs Performance Disclosure
Name	Shareholder Return
Mr. Doyle
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,385,769	12,463,145	9,625,418
PEO Actually Paid Compensation Amount	(6,838,480)	$ 16,096,619	9,339,010
Mr. Dell
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,004,156
PEO Actually Paid Compensation Amount			950,457
Mr. Greager
Pay vs Performance Disclosure
PEO Total Compensation Amount			11,445,908	2,938,020	2,274,165
PEO Actually Paid Compensation Amount			$ 11,443,023	$ 9,723,776	$ 1,297,858
PEO | Mr. Doyle | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,933,919)
PEO | Mr. Doyle | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,290,330)
PEO | Mr. Doyle | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,081,608
PEO | Mr. Doyle | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,877,642)
PEO | Mr. Doyle | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,494,297)
PEO | Mr. Doyle | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Doyle | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,387,620)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,859,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,061,123
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,922,182)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(998,192)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0